1933 Act/Rule 497(j)


                                 March 12, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:    Phoenix  Multi-Series Trust
       Registration No. 33-45758

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on February 25, 2002.



                                            Very truly yours,
                                            /s/ Pamela S. Sinofsky
                                            Pamela S. Sinofsky
                                            Phoenix Investment Partners, Ltd.